SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of intangible assets have original estimated useful lives

Software	2 years to 10 years
Trade names	Indefinite
Brand	Indefinite
Others	1.3 years to 10 years